Transamerica Strategic Income

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 52.7%
Aerospace & Defense - 0.4%
ATI, Inc.
5.13%, 10/01/2031	$ 50,000	$ 48,822
7.25%, 08/15/2030	135,000	139,192
Boeing Co.
3.60%, 05/01/2034	50,000	44,259
5.15%, 05/01/2030	276,000	277,375
Embraer Netherlands Finance BV
5.40%, 01/09/2038	200,000	190,200
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (A)	74,000	71,335
L3Harris Technologies, Inc.
5.40%, 07/31/2033	43,000	43,223
Northrop Grumman Corp.
4.90%, 06/01/2034	345,000	337,238
		1,151,644
Automobile Components - 0.4%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	212,000	210,868
7.75%, 10/15/2033 (A)	110,000	108,320
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (A)	167,000	165,519
6.38%, 04/15/2034 (A)	75,000	73,889
IHO Verwaltungs GmbH
PIK Rate 8.13%, Cash Rate 7.38%, 05/15/2033 (A)(B)	205,000	212,487
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	265,000	260,354
		1,031,437
Automobiles - 0.4%
BMW U.S. Capital LLC
5.00%, 03/19/2033 (A)	29,000	28,255
Ford Motor Credit Co. LLC
6.05%, 11/05/2031 (C)	200,000	201,144
General Motors Financial Co., Inc.
3.10%, 01/12/2032	32,000	28,702
5.60%, 06/18/2031	140,000	142,103
5.90%, 01/07/2035	47,000	47,469
Hyundai Capital America
4.75%, 04/06/2029 - 06/18/2029 (A)	137,000	136,062
5.40%, 06/23/2032 (A)	53,000	53,194
Hyundai Capital Services, Inc.
5.13%, 02/05/2027 - 02/05/2029 (D)	400,000	401,540
Nissan Motor Co. Ltd.
8.13%, 07/17/2035 (A)	200,000	211,032
		1,249,501
Banks - 9.5%
Abu Dhabi Commercial Bank PJSC
Fixed until 09/10/2029, 5.36% (E), 03/10/2035 (D)	200,000	197,421
Al Rajhi Sukuk Ltd.
4.75%, 04/05/2028 (D)	300,000	298,655
Banco Bilbao Vizcaya Argentaria SA
Fixed until 05/08/2033 (F), 7.13% (E)	1,000,000	999,668
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco General SA
4.13%, 08/07/2027 (D)	$ 200,000	$ 198,700
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (F), 8.75% (A)(E)	1,500,000	1,540,351
Banco Nacional de Mexico SA
Fixed until 08/07/2031, 6.70% (E), 08/07/2036 (A)	900,000	886,500
Banco Santander SA
Fixed until 05/21/2033 (F), 9.63% (E)	800,000	931,131
Bangkok Bank PCL
5.08%, 11/26/2035 (A)	300,000	288,917
Bank Muscat SAOG
4.85%, 10/01/2030 (D)	250,000	245,078
Bank of America Corp.
Fixed until 03/08/2032, 3.85% (E), 03/08/2037	443,000	407,245
Fixed until 04/23/2029, 4.48% (E), 04/23/2030	84,000	83,080
Fixed until 04/27/2032, 4.57% (E), 04/27/2033	269,000	260,436
Fixed until 01/24/2030, 5.16% (E), 01/24/2031	351,000	352,745
Fixed until 08/15/2034, 5.43% (E), 08/15/2035	55,000	54,081
Fixed until 10/25/2034, 5.52% (E), 10/25/2035	182,000	179,965
Bank of New York Mellon Corp.
Fixed until 04/23/2031, 4.54% (E), 04/23/2032	69,000	67,613
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (E), 05/04/2037	98,000	93,265
BankUnited, Inc.
5.13%, 06/11/2030	86,000	84,497
Barclays PLC
Fixed until 06/26/2031, 5.10% (E), 06/26/2032	414,000	408,732
Fixed until 03/15/2035 (F), 7.63% (C)(E)	1,000,000	1,033,619
BNP Paribas SA
Fixed until 01/15/2033, 4.92% (E), 01/15/2034 (A)	250,000	242,099
Fixed until 08/16/2029 (F), 7.75% (A)(E)	1,000,000	1,043,121
BPCE SA
Fixed until 10/19/2041, 3.58% (E), 10/19/2042 (A)	250,000	181,759
Citigroup, Inc.
Fixed until 09/19/2029, 4.54% (E), 09/19/2030	172,000	169,951
Fixed until 05/24/2032, 4.91% (E), 05/24/2033	327,000	321,810
Fixed until 09/11/2035, 5.17% (E), 09/11/2036	48,000	46,767
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 01/24/2035, 6.02% (E), 01/24/2036	$ 130,000	$ 131,594
Fixed until 02/15/2031 (F), 6.63% (E)	1,000,000	1,004,539
Citizens Financial Group, Inc.
Fixed until 07/23/2031, 5.72% (E), 07/23/2032	209,000	212,416
Credit Suisse Group AG
Fixed until 02/11/2027 (F), 5.25% (A)(G)(H)	1,667,000	400,080
9.75% (A)(G)(H)	1,000,000	240,000
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (E), 04/04/2034 (D)	200,000	203,026
First Citizens BancShares, Inc.
Fixed until 12/12/2034, 6.25% (E), 03/12/2040	86,000	83,367
FNB Corp.
Fixed until 12/11/2029, 5.72% (E), 12/11/2030	146,000	146,212
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (E), 07/21/2032	309,000	269,951
Fixed until 01/21/2028, 4.15% (E), 01/21/2029	167,000	165,416
Fixed until 10/21/2030, 4.37% (E), 10/21/2031	50,000	48,398
Fixed until 04/20/2033, 5.09% (E), 04/20/2034	57,000	55,796
6.75%, 10/01/2037	53,000	56,294
Golomt Bank
7.95%, 05/14/2029 (A)	200,000	200,618
HSBC Holdings PLC
Fixed until 05/12/2033, 5.21% (E), 05/12/2034	200,000	196,477
Fixed until 09/10/2035, 5.74% (E), 09/10/2036	200,000	197,645
Fixed until 03/09/2028, 6.16% (E), 03/09/2029	200,000	204,103
Fixed until 03/24/2031 (F), 6.75% (E)	200,000	201,053
Huntington Bancshares, Inc.
Fixed until 10/28/2035, 5.61% (E), 01/28/2041	337,000	323,041
ING Groep NV
Fixed until 05/16/2031 (F), 4.25% (E)	1,000,000	894,386
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (E), 06/01/2029	75,000	71,491
Fixed until 11/08/2031, 2.55% (E), 11/08/2032	346,000	304,169
Fixed until 05/01/2027, 3.54% (E), 05/01/2028	268,000	265,953
Fixed until 07/23/2029, 4.86% (E), 07/23/2030	101,000	100,784
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 07/23/2035, 5.58% (E), 07/23/2036	$ 61,000	$ 60,428
Fixed until 10/23/2033, 6.25% (E), 10/23/2034	116,000	121,767
KeyCorp
Fixed until 01/28/2036, 5.31% (E), 01/28/2037	38,000	36,778
KIB Sukuk Ltd.
Fixed until 10/16/2030, 5.54% (E), 04/16/2036 (D)	300,000	292,846
Kookmin Bank
4.50%, 02/01/2029 (D)	200,000	197,550
Lloyds Banking Group PLC
Fixed until 06/05/2029, 5.72% (E), 06/05/2030	200,000	204,062
Fixed until 09/27/2035 (F), 6.63% (C)(E)	400,000	393,245
M&T Bank Corp.
Fixed until 07/30/2030, 5.40% (E), 07/30/2035	47,000	46,598
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (E), 02/22/2031	400,000	405,141
Mizuho Financial Group, Inc.
Fixed until 07/13/2031, 4.97% (E), 07/13/2032	200,000	197,622
Fixed until 05/26/2034, 5.58% (E), 05/26/2035	200,000	200,948
Fixed until 07/06/2028, 5.78% (E), 07/06/2029	200,000	203,775
Morgan Stanley
Fixed until 09/16/2031, 2.48% (E), 09/16/2036	58,000	49,780
Fixed until 04/01/2030, 3.62% (E), 04/01/2031	274,000	260,834
Fixed until 10/18/2029, 4.65% (E), 10/18/2030	25,000	24,726
Fixed until 07/12/2028, 4.87% (E), 07/12/2029	82,000	81,985
Fixed until 04/20/2032, 5.30% (E), 04/20/2037	31,000	30,472
Fixed until 01/18/2036, 5.31% (E), 01/18/2041	55,000	52,126
Fixed until 07/19/2034, 5.32% (E), 07/19/2035	47,000	46,339
Fixed until 07/17/2036, 5.61% (E), 07/17/2037	35,000	34,789
National Bank of Kuwait SAKP
Fixed until 11/10/2030, 5.25% (E), 02/10/2036 (D)	330,000	323,687
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (E), 11/28/2035	200,000	182,291
Fixed until 08/15/2029, 4.96% (E), 08/15/2030	200,000	199,864
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Oversea-Chinese Banking Corp. Ltd.
Fixed until 06/15/2027, 4.60% (E), 06/15/2032 (D)	$ 200,000	$ 199,499
Fixed until 05/21/2029, 5.52% (E), 05/21/2034 (D)	200,000	203,242
Pinnacle Bank
Fixed until 01/15/2031, 5.96% (E), 01/15/2036	428,000	421,632
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (E), 01/25/2041	25,000	23,962
Regions Financial Corp.
Fixed until 06/06/2029, 5.72% (E), 06/06/2030	62,000	63,268
7.38%, 12/10/2037	14,000	15,554
Royal Bank of Canada
Fixed until 04/17/2029, 4.40% (E), 04/17/2030	87,000	85,866
Fixed until 07/10/2028, 4.65% (E), 07/10/2029	203,000	202,979
4.90%, 01/12/2028 (C)	161,000	162,013
Santander Holdings USA, Inc.
Fixed until 06/05/2036, 5.70% (E), 06/05/2037	98,000	95,524
Saudi Awwal Bank
Fixed until 09/04/2030, 5.95% (E), 09/04/2035 (D)	200,000	197,285
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (D)	200,000	198,706
SNB Funding Ltd.
Fixed until 06/24/2030, 6.00% (E), 06/24/2035 (D)	200,000	199,706
Standard Chartered PLC
Fixed until 11/18/2030, 3.27% (E), 02/18/2036 (D)	200,000	182,410
Fixed until 06/08/2033 (F), 7.00% (A)(E)	1,000,000	993,907
Fixed until 11/14/2035 (F), 7.00% (A)(C)(E)	200,000	199,111
Sumitomo Mitsui Financial Group, Inc.
Fixed until 07/08/2032, 4.95% (E), 07/08/2033	200,000	196,412
Texas Capital Bancshares, Inc.
Fixed until 02/27/2031, 5.30% (E), 02/27/2032	65,000	63,654
Toronto-Dominion Bank
4.87%, 04/22/2033	133,000	129,902
Truist Bank
Fixed until 10/23/2028, 4.14% (E), 10/23/2029	250,000	246,297
Truist Financial Corp.
Fixed until 04/23/2036, 5.28% (E), 04/23/2037	87,000	84,270
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (E), 11/03/2036	216,000	186,467
UBS Group AG
Fixed until 04/10/2029, 4.21% (E), 04/10/2030 (A)	200,000	196,153
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG (continued)
Fixed until 05/12/2027, 4.75% (E), 05/12/2028 (A)	$ 275,000	$ 275,316
Fixed until 04/12/2031 (F), 7.75% (A)(E)	413,000	432,045
United Overseas Bank Ltd.
Fixed until 10/07/2027, 3.86% (E), 10/07/2032 (D)	200,000	197,753
Valley National Bancorp
Fixed until 06/01/2031, 6.22% (E), 06/01/2036	119,000	117,756
Walker & Dunlop, Inc.
6.63%, 04/01/2033 (A)	400,000	400,553
Webster Financial Corp.
Fixed until 09/11/2030, 5.78% (E), 09/11/2035	94,000	94,206
Wells Fargo & Co.
Fixed until 09/15/2028, 4.08% (E), 09/15/2029	100,000	98,518
Fixed until 05/20/2031, 4.84% (E), 05/20/2032	123,000	121,325
Fixed until 01/23/2034, 5.50% (E), 01/23/2035	33,000	33,067
Western Alliance Bank
Fixed until 11/15/2030, 6.54% (E), 11/15/2035	100,000	98,681
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (E), 11/19/2035	250,000	258,608
		26,917,315
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	288,000	275,543
Constellation Brands, Inc.
4.85%, 05/06/2031	45,000	44,579
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (A)	59,000	58,641
Molson Coors Beverage Co.
5.50%, 07/08/2036	41,000	40,280
PepsiCo, Inc.
1.95%, 10/21/2031	345,000	300,467
4.45%, 02/07/2028	65,000	65,056
4.65%, 07/23/2032	50,000	49,675
		834,241
Biotechnology - 0.3%
Amgen, Inc.
4.20%, 02/19/2031	43,000	41,744
5.15%, 03/02/2028	291,000	293,240
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034 (A)	260,000	253,649
Gilead Sciences, Inc.
4.80%, 11/15/2029	68,000	68,240
4.90%, 05/20/2034	58,000	56,846
5.10%, 06/15/2035 (C)	46,000	45,521
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Royalty Pharma PLC
2.15%, 09/02/2031	$ 127,000	$ 110,604
5.15%, 09/02/2029	43,000	43,386
		913,230
Building Products - 0.3%
Cemex SAB de CV
5.20%, 09/17/2030 (D)	300,000	298,219
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	201,691
GCC SAB de CV
3.61%, 04/20/2032 (D)	200,000	181,178
Owens Corning
5.50%, 06/15/2027	41,000	41,326
St. Mary's Cement, Inc.
5.75%, 04/02/2034 (D)	200,000	200,111
		922,525
Capital Markets - 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	90,000	91,955
Fixed until 08/17/2031, 7.13% (E), 11/15/2056	63,000	63,482
Fixed until 03/01/2031, 8.00% (E), 06/01/2056	285,000	299,178
		454,615
Chemicals - 1.3%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3
7.13%, 06/15/2033 (A)	210,000	211,298
Eastman Chemical Co.
4.50%, 02/20/2031	59,000	57,338
5.75%, 03/08/2033	155,000	157,532
Ecolab, Inc.
4.60%, 06/15/2029	132,000	131,664
FMC Corp.
8.00%, 06/01/2031 (A)	110,000	113,743
Fixed until 08/01/2030, 8.45% (E), 11/01/2055	1,975,000	1,485,517
GC Treasury Center Co. Ltd.
Fixed until 09/10/2030 (F), 6.50% (D)(E)	200,000	196,649
MEGlobal BV
2.63%, 04/28/2028 (D)	200,000	188,944
Methanex Corp.
5.25%, 12/15/2029	4,000	3,965
Methanex U.S. Operations, Inc.
6.25%, 03/15/2032 (A)	320,000	323,161
Nutrien Ltd.
4.85%, 05/29/2031	41,000	40,677
4.90%, 03/27/2028	127,000	127,390
OCP SA
6.10%, 04/30/2030 (D)	200,000	201,967
PPG Industries, Inc.
4.38%, 03/15/2031	75,000	73,117
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/2051 (D)	$ 200,000	$ 129,365
5.50%, 09/10/2034 (D)	250,000	246,225
		3,688,552
Commercial Services & Supplies - 1.5%
Automatic Data Processing, Inc.
5.00%, 05/07/2036	71,000	69,180
Clean Harbors, Inc.
5.75%, 10/15/2033 (A)	295,000	293,284
DP World Ltd.
5.63%, 09/25/2048 (D)	200,000	174,870
EquipmentShare.com, Inc.
7.13%, 07/01/2034 (A)	175,000	167,147
8.00%, 03/15/2033 (A)(C)	302,000	304,287
8.63%, 05/15/2032 (A)	106,000	108,409
ERAC USA Finance LLC
5.25%, 04/30/2036 (A)	131,000	128,159
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (A)	135,000	124,883
Global Payments, Inc.
5.20%, 11/15/2032	52,000	50,198
5.55%, 11/15/2035	62,000	59,047
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	68,000	70,126
7.25%, 06/15/2033 (A)	285,000	294,080
Hertz Corp.
12.63%, 07/15/2029 (A)(C)	310,000	202,184
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	375,000	256,648
Quanta Services, Inc.
2.35%, 01/15/2032	61,000	52,974
5.10%, 08/09/2035	40,000	38,841
Republic Services, Inc.
4.75%, 07/15/2031	59,000	58,600
S&P Global, Inc.
2.95%, 03/01/2029	420,000	402,380
4.25%, 01/15/2031 (A)	39,000	37,887
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032 (A)	309,000	309,437
Sunbelt Rentals Holdings, Inc.
5.65%, 08/12/2036 (A)	23,000	22,628
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	445,000	399,176
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	87,000	84,181
Verisk Analytics, Inc.
4.45%, 03/15/2031	62,000	60,212
Waste Management, Inc.
4.88%, 02/15/2029	73,000	73,356
WEX, Inc.
6.50%, 03/15/2033 (A)	311,000	309,014
		4,151,188
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 3.6%
America Movil SAB de CV
4.38%, 07/16/2042 - 04/22/2049	$ 400,000	$ 325,945
APLD ComputeCo 2 LLC
6.75%, 03/15/2031 (A)	416,000	406,644
APLD ComputeCo 3 LLC
7.00%, 06/15/2031 (A)	84,000	81,923
AT&T, Inc.
4.40%, 04/30/2031	365,000	354,698
4.75%, 04/30/2033	48,000	46,075
5.40%, 02/15/2034	20,000	19,870
Beacon Point DC LLC
6.13%, 11/30/2042 (A)	78,000	74,843
Bell Telephone Co. of Canada or Bell Canada
Fixed until 06/15/2030, 6.88% (E), 09/15/2055	185,000	186,541
Fixed until 06/15/2035, 7.00% (E), 09/15/2055	316,000	318,515
Bharti Airtel Ltd.
3.25%, 06/03/2031 (D)	250,000	230,425
Black Pearl Compute LLC
6.13%, 02/15/2031 (A)	345,000	344,422
C&W Senior Finance Ltd.
9.00%, 01/15/2033 (A)	300,000	304,801
Cas Capital No. 2 Ltd.
Fixed until 01/13/2031 (F), 6.25% (D)(E)	200,000	199,414
Cisco Systems, Inc.
5.10%, 02/24/2035	158,000	156,258
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029 (A)	400,000	419,592
Core Scientific Finance I LLC
7.75%, 05/15/2031 (A)	350,000	342,729
ELK Grove Village Property LLC
7.50%, 06/15/2031 (A)	220,000	211,916
Flash Compute LLC
7.25%, 12/31/2030 (A)	315,000	318,094
Galaxy Helios Data Centers II LLC
9.88%, 08/01/2031 (A)	400,000	401,088
Iliad Holding SAS
7.00%, 04/15/2032 (A)	604,000	609,221
Meridian Arc Holdco LLC
6.25%, 04/30/2031 (A)	365,000	350,704
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031 (A)	365,000	343,691
Rogers Communications, Inc.
Fixed until 02/14/2030, 7.00% (E), 04/15/2055	95,000	95,570
Fixed until 02/14/2035, 7.13% (E), 04/15/2055	182,000	183,684
Sable International Finance Ltd.
7.13%, 10/15/2032 (A)	400,000	395,075
SoftBank Group Corp.
8.25%, 10/22/2031 (D)	380,000	382,655
STC Sukuk Co. II Ltd.
4.49%, 01/15/2031 (A)	310,000	301,429
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Stingray Compute LLC
6.00%, 06/15/2031 (A)	$ 80,000	$ 78,046
TELUS Corp.
Fixed until 03/09/2036, 6.63% (E), 06/09/2056	900,000	879,003
T-Mobile USA, Inc.
3.38%, 04/15/2029	274,000	263,553
Veon Midco BV
7.45%, 06/01/2033 (A)	200,000	198,270
Verizon Communications, Inc.
4.02%, 12/03/2029	316,000	308,418
4.50%, 08/10/2033	104,000	98,635
5.25%, 04/02/2035	91,000	88,716
Viasat, Inc.
7.50%, 05/30/2031 (A)(C)	92,000	91,977
Vodafone Group PLC
6.15%, 02/27/2037	150,000	154,728
Xiaomi Best Time International Ltd.
2.88%, 07/14/2031 (D)	200,000	181,248
Zayo Group Holdings, Inc.
PIK Rate 1.88%, Cash Rate 7.13%, 09/09/2030 (A)(B)	456,348	447,221
		10,195,637
Construction & Engineering - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033 (A)	315,000	314,266
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(C)	200,000	208,538
Lennar Corp.
5.20%, 07/30/2030	40,000	40,187
MasTec, Inc.
5.90%, 06/15/2029	60,000	61,331
Mattamy Group Corp.
4.63%, 03/01/2030 (A)	226,000	216,590
6.00%, 12/15/2033 (A)	140,000	133,263
		974,175
Consumer Staples Distribution & Retail - 1.2%
Academy Ltd.
5.88%, 05/15/2031 (A)	210,000	207,734
Arcos Dorados BV
6.38%, 01/29/2032 (D)	200,000	206,647
AutoNation, Inc.
4.45%, 01/15/2029	29,000	28,625
Darden Restaurants, Inc.
4.35%, 10/15/2027	35,000	34,894
El Puerto de Liverpool SAB de CV
5.75%, 02/10/2038 (A)	255,000	239,062
FirstCash, Inc.
6.13%, 05/01/2034 (A)	230,000	226,733
6.88%, 03/01/2032 (A)	170,000	172,443
Home Depot, Inc.
4.90%, 04/15/2029	45,000	45,386
LBM Acquisition LLC
9.50%, 06/15/2031 (A)(C)	360,000	301,374
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
McDonald's Corp.
4.80%, 08/14/2028	$ 332,000	$ 333,335
Murphy Oil USA, Inc.
4.75%, 09/15/2029	110,000	108,045
5.88%, 06/01/2034 (A)	250,000	247,699
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	30,000	29,725
Park River Holdings, Inc.
8.00%, 03/15/2031 (A)	271,000	269,758
8.75%, 12/31/2030 (A)(C)	96,973	89,175
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031 (A)	255,000	255,815
PetSmart LLC/PetSmart Finance Corp.
10.00%, 09/15/2033 (A)	275,000	273,601
QXO Building Products, Inc.
6.50%, 07/15/2031 (A)	55,000	55,223
6.75%, 04/30/2032 (A)	169,000	172,593
6.88%, 07/15/2034 (A)	55,000	55,082
Walmart, Inc.
3.95%, 09/09/2027	166,000	165,530
		3,518,479
Containers & Packaging - 0.7%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	199,000	178,942
AptarGroup, Inc.
4.75%, 03/30/2031	81,000	79,636
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031 (A)	290,000	291,955
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	25,000	23,808
8.75%, 04/15/2030 (A)	349,000	333,541
Crown Americas LLC
5.25%, 04/01/2030	65,000	64,856
5.88%, 06/01/2033	110,000	109,776
Packaging Corp. of America
5.70%, 12/01/2033	189,000	192,934
Silgan Holdings, Inc.
4.13%, 02/01/2028	230,000	226,615
Sonoco Products Co.
4.60%, 09/01/2029	69,000	68,219
Sword Purchaser LLC
8.25%, 04/15/2033 (A)	308,000	315,033
		1,885,315
Distributors - 0.3%
ADI Escrow Issuer LLC
7.13%, 07/15/2034 (A)	184,000	187,578
Dealer Tire Financial LLC
10.38%, 10/01/2031 (A)	221,000	214,644
Veritiv Operating Co.
10.50%, 11/30/2030 (A)	305,000	312,909
		715,131
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.4%
American Tower Corp.
2.30%, 09/15/2031	$ 60,000	$ 52,385
4.70%, 12/15/2032	27,000	26,177
5.20%, 02/15/2029	124,000	125,021
Champion MTN Ltd.
2.95%, 06/15/2030 (D)	400,000	354,510
Crown Castle, Inc.
5.00%, 01/11/2028	118,000	118,407
5.60%, 06/01/2029	52,000	52,874
SBA Communications Corp.
5.45%, 07/15/2033	59,000	58,715
Weyerhaeuser Co.
4.00%, 04/15/2030	230,000	222,106
		1,010,195
Electric Utilities - 3.3%
AES Andes SA
Fixed until 03/10/2030, 8.15% (E), 06/10/2055 (A)	500,000	523,950
AES Corp.
5.20%, 07/15/2029	36,000	36,023
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	178,000	174,154
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (D)	220,500	217,442
Clearway Energy Operating LLC
3.75%, 01/15/2032 (A)	345,000	309,694
Colbun SA
5.38%, 09/11/2035 (D)	200,000	196,500
Cometa Energia SA de CV
6.38%, 04/24/2035 (D)	194,939	198,519
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	71,000	58,649
Dhafrah Pv2 Energy Co. LLC
5.79%, 06/30/2053 (A)	199,202	192,507
Dominion Energy, Inc.
5.25%, 08/01/2033	82,000	81,986
5.35%, 06/15/2036	70,000	68,094
DTE Energy Co.
4.88%, 06/01/2028	165,000	165,439
Duke Energy Corp.
2.45%, 06/01/2030	135,000	123,291
Duke Energy Indiana LLC
4.95%, 03/15/2036	28,000	26,937
Emera U.S. Finance LLC
5.20%, 04/01/2033	43,000	42,154
EUSHI Finance, Inc.
Fixed until 09/15/2029, 7.63% (E), 12/15/2054	450,000	465,853
Evergy Missouri West, Inc.
4.70%, 05/21/2029 (A)	36,000	35,854
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	104,000	104,800
Florida Power & Light Co.
5.15%, 06/15/2029	86,000	87,212
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Kallpa Generacion SA
5.50%, 09/11/2035 (A)	$ 200,000	$ 195,946
Kentucky Power Co.
7.00%, 11/15/2033 (A)	110,000	116,779
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (A)	47,000	41,759
Minejesa Capital BV
4.63%, 08/10/2030 (D)	149,270	146,322
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	47,000	46,910
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	93,000	92,372
4.15%, 08/25/2028	24,000	23,772
4.40%, 05/11/2029	105,000	104,068
4.75%, 02/07/2028	36,000	36,090
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	26,000	26,698
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	390,000	359,357
4.96%, 04/30/2031 (A)	47,000	45,951
5.75%, 01/15/2034 (A)	50,000	48,695
5.88%, 05/15/2034 (A)	185,000	181,615
6.00%, 01/15/2036 (A)	25,000	24,459
NSW Electricity Networks Finance Pty. Ltd.
Fixed until 08/20/2035, 6.30% (E), 11/20/2055 (D)	AUD 130,000	88,907
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	$ 45,000	43,048
Pacific Gas & Electric Co.
4.30%, 03/15/2045	45,000	34,235
PacifiCorp
Fixed until 06/17/2030, 7.38% (E), 09/15/2055	684,000	680,298
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	375,000	366,193
PG&E Corp.
Fixed until 12/15/2029, 7.38% (E), 03/15/2055	1,000,000	1,015,419
PPL Capital Funding, Inc.
5.25%, 09/01/2034	27,000	26,637
Public Service Co. of Colorado
3.70%, 06/15/2028	314,000	309,661
Puget Energy, Inc.
Fixed until 06/15/2036, 7.25% (E), 09/15/2056	500,000	501,616
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
4.50%, 07/14/2028 (D)	200,000	194,038
Sempra
5.25%, 03/15/2036	60,000	57,896
Talen Energy Supply LLC
6.25%, 02/01/2034 (A)	117,000	114,755
6.38%, 05/01/2033 (A)	110,000	108,329
6.50%, 02/01/2036 (A)	187,000	184,667
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031 (A)	$ 39,000	$ 38,878
Vistra Operations Co. LLC
4.30%, 10/15/2028 (A)	61,000	60,100
5.55%, 04/30/2036 (A)	114,000	110,943
Wisconsin Power & Light Co.
3.95%, 09/01/2032	88,000	82,938
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (A)(C)	364,000	375,389
7.75%, 04/15/2034 (A)	285,000	298,461
		9,292,259
Electrical Equipment - 0.1%
EnerSys
4.38%, 12/15/2027 (A)	230,000	227,236
Electronic Equipment, Instruments & Components - 0.6%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/2032	127,000	128,203
5.60%, 05/29/2034	98,000	98,472
Amphenol Corp.
3.90%, 11/15/2028	49,000	48,317
Fortive Corp.
4.75%, 05/15/2031	87,000	85,480
Honeywell International, Inc.
1.75%, 09/01/2031	19,000	16,333
Hubbell, Inc.
5.15%, 06/15/2036	58,000	56,372
Ingram Micro, Inc.
4.75%, 05/15/2029 (A)	285,000	277,322
nVent Finance SARL
2.75%, 11/15/2031	140,000	123,862
Trimble, Inc.
6.10%, 03/15/2033	252,000	259,360
TTM Technologies, Inc.
4.00%, 03/01/2029 (A)	310,000	297,854
Vontier Corp.
2.95%, 04/01/2031	198,000	178,779
		1,570,354
Energy Equipment & Services - 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032 (A)	95,000	96,360
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034 (A)	190,000	185,946
Greenko Power II Ltd.
4.30%, 12/13/2028 (D)	197,312	188,917
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/2028 (D)	197,000	198,763
India Cleantech Energy
4.70%, 08/10/2026 (D)	82,375	82,164
India Green Power Holdings
4.00%, 02/22/2027 (D)	200,000	197,654
Kodiak Gas Services LLC
5.88%, 04/01/2031 (A)	243,000	240,269
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Kodiak Gas Services LLC (continued)
6.50%, 10/01/2033 (A)	$ 54,000	$ 53,930
6.75%, 10/01/2035 (A)	56,000	56,425
WBI Operating LLC
6.25%, 10/15/2030 (A)	125,000	124,978
6.50%, 10/15/2033 (A)	160,000	159,715
		1,585,121
Financial Services - 2.6%
Ally Financial, Inc.
Fixed until 10/19/2034, 6.65% (E), 01/17/2040	160,000	156,289
6.70%, 02/14/2033 (C)	150,000	152,899
American Express Co.
Fixed until 05/03/2029, 4.44% (E), 05/03/2030	98,000	97,028
Fixed until 07/20/2032, 4.92% (E), 07/20/2033	35,000	34,517
Fixed until 02/16/2027, 5.10% (E), 02/16/2028	97,000	97,329
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029 (D)	200,000	206,177
Champions Financing, Inc.
8.75%, 02/15/2029 (A)(C)	360,000	356,222
Credit Acceptance Corp.
6.63%, 03/15/2030 (A)	350,000	349,624
CS Treasury Management Services Ltd.
(F)9.00% (I), 12/05/2026 (A)	295,000	302,701
CS Treasury Management Services P Ltd.
(F)9.00% (I), 12/05/2026 (D)	30,000	30,783
Equitable America Global Funding
4.30%, 12/15/2028 (A)	52,000	51,380
Figure Technology Solutions, Inc.
8.50%, 07/31/2031 (A)	345,000	339,564
Focus Financial Partners LLC
6.75%, 09/15/2031 (A)	305,000	303,094
Gabx Leasing LLC
4.63%, 04/15/2031 (A)	41,000	40,011
goeasy Ltd.
6.88%, 05/15/2030 - 02/15/2031 (A)	437,000	393,094
7.63%, 07/01/2029 (A)	218,000	206,986
IIFL Finance Ltd.
7.60%, 09/10/2029 - 07/10/2030 (A)	400,000	398,600
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (A)	129,000	128,355
6.75%, 05/01/2033 (A)	29,000	29,555
7.13%, 04/30/2031 (A)	220,000	227,045
Mastercard, Inc.
4.35%, 01/15/2032	43,000	41,862
Muthoot Finance Ltd.
6.38%, 03/02/2030 (A)	200,000	198,419
Phoenix Aviation Capital Ltd.
9.25%, 07/15/2030 (A)	400,000	414,131
Planet Financial Group LLC
10.50%, 12/15/2029 (A)	175,000	170,750
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Power Finance Corp. Ltd.
3.75%, 12/06/2027 (D)	$ 200,000	$ 196,717
REC Ltd.
3.88%, 07/07/2027 (D)	200,000	198,005
RFNA LP
7.88%, 02/15/2030 (A)	425,000	424,851
Rocket Cos., Inc.
6.13%, 08/01/2031 (A)	151,000	151,688
6.50%, 06/15/2034 (A)	38,000	38,300
Sammaan Capital Ltd.
7.50%, 10/16/2030 (D)	200,000	201,176
SLM Corp.
Fixed until 05/15/2031, 6.50% (E), 05/15/2032	210,000	209,248
Sumisho Air Lease Corp.
Fixed until 12/15/2026 (F), 4.13% (E)	110,000	108,340
Fixed until 09/15/2026 (F), 8.26% (E)	254,000	254,626
SURA Asset Management SA
6.35%, 05/13/2032 (D)	300,000	311,370
Synchrony Financial
5.15%, 03/19/2029	35,000	34,908
Fixed until 10/15/2029, 5.45% (E), 10/15/2030	36,000	36,048
7.25%, 02/02/2033	57,000	58,583
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/2031 (A)	290,000	300,711
Visa, Inc.
4.40%, 02/12/2033	47,000	45,649
		7,296,635
Food Products - 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (A)	64,000	61,496
5.75%, 03/31/2034 (A)	537,000	499,271
6.25%, 03/15/2033 (A)	65,000	62,957
Cencosud SA
5.75%, 04/15/2036 (A)	280,000	276,257
Conagra Brands, Inc.
5.40%, 08/01/2031	21,000	20,982
Gruma SAB de CV
5.39%, 12/09/2034 (D)	200,000	196,200
Grupo Nutresa SA
Fixed until 10/21/2031 (F), 7.88% (A)(E)	500,000	493,450
Hershey Co.
4.55%, 02/24/2028	176,000	176,434
Indofood CBP Sukses Makmur Tbk. PT
3.54%, 04/27/2032 (D)	200,000	179,722
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033 (A)	315,000	319,821
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.25%, 03/01/2056	200,000	187,164
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kellanova
7.45%, 04/01/2031	$ 124,000	$ 136,793
Kraft Heinz Foods Co.
5.20%, 03/15/2032	39,000	39,055
Kroger Co.
5.00%, 09/15/2034	37,000	35,860
Land O' Lakes Capital Trust I
7.45%, 03/15/2028 (A)	190,000	193,800
Land O'Lakes, Inc.
(F)7.00%, 09/18/2028 (A)	1,770,000	1,557,600
Mars, Inc.
4.65%, 04/20/2031 (A)	169,000	167,256
Performance Food Group, Inc.
5.63%, 03/01/2034 (A)	270,000	261,899
Post Holdings, Inc.
6.25%, 10/15/2034 (A)	385,000	374,323
Sysco Corp.
4.40%, 07/25/2031	99,000	95,622
4.45%, 03/15/2048	48,000	37,218
U.S. Foods, Inc.
5.75%, 04/15/2033 (A)	235,000	232,514
		5,605,694
Gas Utilities - 0.4%
AltaGas Ltd.
Fixed until 07/17/2034, 7.20% (E), 10/15/2054 (A)	1,000,000	1,034,406
Grupo Energia Bogota SA ESP
4.88%, 05/15/2030 (D)	250,000	242,450
		1,276,856
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
4.75%, 03/15/2038	49,000	46,088
Agilent Technologies, Inc.
2.30%, 03/12/2031	127,000	113,055
2.75%, 09/15/2029	99,000	93,187
Avantor Funding, Inc.
3.88%, 11/01/2029 (A)	315,000	300,503
Baxter International, Inc.
5.65%, 12/15/2035	30,000	29,320
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	101,247
Teleflex, Inc.
5.88%, 01/15/2032 (A)	250,000	247,838
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	49,000	47,582
5.00%, 01/31/2029	45,000	45,434
VSP Optical Group, Inc.
5.40%, 06/01/2033 (A)	33,000	32,634
		1,056,888
Health Care Providers & Services - 1.4%
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	320,000	298,512
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Group
2.38%, 03/15/2031	$ 42,000	$ 37,529
4.38%, 10/15/2028	43,000	42,711
Concentra Health Services, Inc.
6.88%, 07/15/2032 (A)	283,000	291,008
Elevance Health, Inc.
2.88%, 09/15/2029	159,000	150,057
HCA, Inc.
3.38%, 03/15/2029	12,000	11,576
3.50%, 09/01/2030	124,000	116,882
5.45%, 04/01/2031	49,000	49,617
5.50%, 03/01/2032	56,000	56,603
Humana, Inc.
4.88%, 04/01/2030	55,000	54,575
5.88%, 03/01/2033	502,000	510,480
Fixed until 06/15/2031, 6.63% (E), 09/15/2056	500,000	491,986
Molina Healthcare, Inc.
3.88%, 05/15/2032 (A)	143,000	127,875
6.25%, 01/15/2033 (A)	175,000	173,052
Quest Diagnostics, Inc.
5.00%, 12/15/2034	68,000	66,501
Roche Holdings, Inc.
4.37%, 12/02/2032 (A)	200,000	194,043
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	284,000	294,127
Star Parent, Inc.
9.00%, 10/01/2030 (A)	360,000	378,041
Tenet Healthcare Corp.
5.50%, 11/15/2032 (A)	267,000	262,885
6.00%, 11/15/2033 (A)	320,000	321,024
UnitedHealth Group, Inc.
4.90%, 04/15/2031	53,000	53,028
5.15%, 07/15/2034	55,000	54,556
		4,036,668
Health Care REITs - 0.0% *
National Health Investors, Inc.
5.35%, 02/01/2033	14,000	13,719
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034 (A)	220,000	215,441
Hotels, Restaurants & Leisure - 2.2%
Banijay Entertainment SAS
8.13%, 05/01/2029 (A)	200,000	204,471
Carnival Corp. Ltd.
5.75%, 08/01/2032 (A)	30,000	29,724
6.13%, 02/15/2033 (A)	435,000	435,021
Champion Path Holdings Ltd.
4.85%, 01/27/2028 (D)	200,000	193,510
Flutter Treasury DAC
5.88%, 06/04/2031 (A)	210,000	206,877
Fortune Star BVI Ltd.
8.50%, 05/19/2028 (D)	300,000	305,179
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Gohl Capital Ltd.
4.25%, 01/24/2027 (D)	$ 200,000	$ 198,833
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (A)	325,000	315,139
Light & Wonder International, Inc.
6.25%, 10/01/2033 (A)	330,000	324,225
Marriott International, Inc.
2.85%, 04/15/2031	130,000	118,336
4.50%, 05/01/2033	42,000	40,073
5.50%, 04/15/2037	28,000	27,525
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (A)	225,000	217,521
5.38%, 12/04/2029 (D)	200,000	193,352
5.75%, 07/21/2028 (D)	200,000	198,229
MGM China Holdings Ltd.
6.25%, 05/15/2033 (A)	200,000	192,393
NCL Corp. Ltd.
5.88%, 01/15/2031 (A)	12,000	11,469
6.25%, 09/15/2033 (A)	5,000	4,753
6.75%, 02/01/2032 (A)	580,000	568,495
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030 (A)	435,000	435,066
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	335,000	337,717
Sands China Ltd.
2.85%, 03/08/2029	200,000	188,794
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (A)	215,000	209,451
Station Casinos LLC
6.63%, 03/15/2032 (A)	352,000	355,685
Studio City Finance Ltd.
5.00%, 01/15/2029 (D)	250,000	237,868
6.50%, 01/15/2028 (D)	148,000	147,554
Travel & Leisure Co.
6.13%, 09/01/2033 (A)	201,000	197,377
6.25%, 06/01/2031 (A)	155,000	155,238
Voyager Parent LLC
9.25%, 07/01/2032 (A)	317,000	336,805
		6,386,680
Industrial REITs - 0.0% *
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (A)	29,000	28,016
Insurance - 2.2%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	343,000	315,147
7.50%, 11/06/2030 (A)	65,000	62,865
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	310,000	309,738
Aon North America, Inc.
5.30%, 03/01/2031	317,000	320,196
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Arthur J Gallagher & Co.
5.45%, 07/15/2034	$ 199,000	$ 198,205
Assurant, Inc.
5.55%, 02/15/2036	62,000	60,588
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (A)	365,000	369,244
8.38%, 02/01/2034 (A)	400,000	364,443
Athene Global Funding
5.32%, 11/13/2031 (A)	120,000	118,215
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (A)	189,000	190,603
Chubb INA Holdings LLC
4.65%, 08/15/2029	124,000	123,738
CRC Insurance Group LLC
7.13%, 06/01/2031 (A)	320,000	319,397
Global Atlantic Finance Co.
Fixed until 07/15/2029, 7.95% (E), 10/15/2054 (A)	700,000	700,628
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,116,369
Manulife Financial Corp.
4.99%, 12/11/2035	44,000	42,397
Reinsurance Group of America, Inc.
Fixed until 06/15/2036, 6.38% (E), 09/15/2056	1,500,000	1,463,701
Sompo Holdings, Inc.
Fixed until 04/22/2036, 5.41% (E), 04/22/2037 (A)	200,000	192,071
Travelers Cos., Inc.
4.95%, 07/24/2031	105,000	104,901
Unum Group
5.25%, 12/15/2035	17,000	16,345
		6,388,791
Internet & Catalog Retail - 1.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	200,000	176,479
Alphabet, Inc.
0.80%, 08/15/2027	347,000	335,348
4.40%, 02/15/2033	72,000	69,066
5.35%, 11/15/2045	94,000	85,891
Amazon.com, Inc.
4.55%, 03/13/2033	90,000	86,951
4.60%, 07/09/2029	203,000	202,305
Arches Buyer, Inc.
9.00%, 08/15/2031 (A)	195,000	196,016
Gen Digital, Inc.
6.25%, 04/01/2033 (A)	78,000	76,783
7.13%, 09/30/2030 (A)	220,000	223,343
GrubHub Holdings, Inc.
PIK Rate 7.00%, Cash Rate 0.00%, 07/31/2030 (A)(B)	339,135	285,680
Match Group Holdings II LLC
3.63%, 10/01/2031 (A)	48,000	42,857
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Match Group Holdings II LLC (continued)
4.13%, 08/01/2030 (A)	$ 138,000	$ 129,117
6.13%, 09/15/2033 (A)	180,000	175,256
Meituan
4.63%, 10/02/2029 (A)	200,000	197,237
Meta Platforms, Inc.
4.60%, 11/15/2032	35,000	33,691
Netflix, Inc.
4.88%, 04/15/2028	178,000	178,917
Prosus NV
4.99%, 01/19/2052 (D)	200,000	153,726
Rakuten Group, Inc.
Fixed until 12/15/2029 (F), 8.13% (D)(E)	400,000	408,823
Wayfair LLC
6.75%, 11/15/2032 (A)	245,000	249,412
7.13%, 05/31/2034 (A)	205,000	210,595
		3,517,493
IT Services - 0.6%
Accenture Capital, Inc.
4.50%, 10/04/2034	45,000	42,271
4.75%, 07/10/2029	47,000	46,986
Apple, Inc.
1.40%, 08/05/2028	378,000	357,155
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029 (A)	53,000	51,159
5.38%, 01/30/2030	71,000	70,996
5.95%, 04/15/2035 (C)	109,000	107,091
CACI International, Inc.
6.38%, 06/15/2033 (A)	195,000	196,509
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	69,000	67,592
4.75%, 04/01/2028 - 07/15/2031	113,000	112,582
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031 (A)	235,000	239,108
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	42,000	41,754
5.25%, 04/01/2033	58,000	57,423
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	166,000	163,984
International Business Machines Corp.
4.60%, 02/03/2033	100,000	95,865
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	6,000	4,999
		1,655,474
Machinery - 0.8%
AGCO Corp.
5.45%, 03/21/2027	86,000	86,358
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	137,000	135,402
4.10%, 08/15/2028	61,000	60,583
4.30%, 05/15/2029	67,000	66,473
Caterpillar, Inc.
1.90%, 03/12/2031	403,000	355,900
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
CNH Industrial Capital LLC
5.10%, 04/20/2029	$ 309,000	$ 310,537
Deere & Co.
5.45%, 01/16/2035	276,000	280,690
Deere Funding Canada Corp.
4.15%, 10/09/2030	50,000	48,765
4.85%, 07/15/2031	59,000	58,844
Esab Corp.
5.63%, 04/01/2031 (A)	240,000	237,098
GE Vernova, Inc.
4.88%, 02/04/2036	35,000	33,630
John Deere Capital Corp.
1.45%, 01/15/2031	199,000	172,444
4.13%, 01/18/2029	46,000	45,600
4.40%, 09/08/2031	78,000	76,467
4.55%, 06/05/2030	9,000	8,940
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031 (A)	300,000	294,696
Xylem, Inc.
5.45%, 06/01/2036	38,000	38,010
		2,310,437
Media - 1.6%
Cable One, Inc.
4.00%, 11/15/2030 (A)(C)	342,000	127,154
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034 (A)(C)	430,000	351,090
4.75%, 03/01/2030 (A)	135,000	126,134
7.00%, 02/01/2033 (A)(C)	150,000	143,750
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	174,000	152,320
3.50%, 06/01/2041	76,000	51,421
Comcast Corp.
5.17%, 01/15/2037 (A)	129,000	120,173
Cox Communications, Inc.
5.45%, 09/01/2034 (A)	65,000	60,210
5.70%, 06/15/2033 (A)	42,000	40,393
CSC Holdings LLC
4.13%, 12/01/2030 (A)	235,000	131,436
6.50%, 02/01/2029 (A)	445,000	251,949
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.25%, 06/01/2032 (A)	315,000	322,335
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	265,000	184,175
Neptune Bidco U.S., Inc.
9.29%, 04/15/2029 (A)	237,000	241,466
9.50%, 02/15/2033 (A)	260,000	264,855
Nexstar Media, Inc.
7.25%, 04/15/2034 (A)	506,000	507,134
Omnicom Group, Inc.
4.20%, 03/02/2029	33,000	32,418
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Paramount Global
Fixed until 02/28/2027, 6.25% (E), 02/28/2057	$ 373,000	$ 289,647
Sirius XM Radio LLC
3.88%, 09/01/2031 (A)	355,000	320,367
5.88%, 04/15/2032 (A)	85,000	83,408
Space Exploration Technologies Corp.
5.35%, 07/15/2031 (A)	3,000	2,920
5.88%, 07/15/2036 (A)	33,000	30,825
Sunrise FinCo I BV
4.88%, 07/15/2031 (A)	$ 215,000	201,571
Univision Communications, Inc.
8.50%, 07/31/2031 (A)	350,000	349,225
9.38%, 08/01/2032 (A)	215,000	214,749
		4,601,125
Metals & Mining - 1.7%
Advanced Drainage Systems, Inc.
5.38%, 03/01/2034 (A)	165,000	159,770
Anglo American Capital PLC
2.88%, 03/17/2031 (D)	200,000	181,621
6.00%, 04/05/2054 (D)	200,000	192,383
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	200,000	188,907
Antofagasta PLC
5.63%, 09/09/2035 (A)	200,000	199,350
Capstone Copper Corp.
6.75%, 03/31/2033 (A)	382,000	382,858
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)	405,000	405,848
7.38%, 05/01/2033 (A)	10,000	10,107
7.63%, 01/15/2034 (A)	90,000	91,070
Commercial Metals Co.
3.88%, 02/15/2031	200,000	186,181
5.75%, 11/15/2033 (A)	25,000	24,554
6.00%, 12/15/2035 (A)	50,000	49,135
First Quantum Minerals Ltd.
6.38%, 02/15/2036 (A)	220,000	212,882
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (A)	180,000	180,613
Industrias Penoles SAB de CV
4.75%, 08/06/2050 (D)	200,000	154,800
Minera Mexico SA de CV
5.63%, 02/12/2032 (A)	200,000	199,180
Mineral Resources Ltd.
6.00%, 05/01/2032 (A)	80,000	78,531
6.25%, 05/01/2034 (A)	85,000	82,846
9.25%, 10/01/2028 (A)	284,000	292,106
9.25%, 10/01/2028 (D)	44,000	45,256
NCIG Holdings Pty. Ltd.
12.50% (I), 08/26/2031 (D)	200,000	207,301
Novelis Corp.
6.38%, 08/15/2033 (A)	243,000	242,556
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	201,000	193,627
Steel Dynamics, Inc.
4.00%, 12/15/2028	35,000	34,451
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Vale Overseas Ltd.
6.40%, 06/28/2054	$ 200,000	$ 198,250
Vedanta Resources Finance II PLC
9.48%, 07/24/2030 (D)	300,000	300,931
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032 (A)	200,000	203,230
5.85%, 05/13/2032 (D)	200,000	203,230
		4,901,574
Mortgage Real Estate Investment Trusts - 0.4%
Arbor Realty SR, Inc.
7.88%, 07/15/2030 (A)(C)	360,000	327,344
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029 (A)	292,000	301,757
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (A)	190,000	185,037
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (A)	80,000	80,134
6.13%, 06/01/2031 (A)	36,000	35,915
6.50%, 07/01/2030 (A)	210,000	213,283
		1,143,470
Oil, Gas & Consumable Fuels - 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028 (A)	150,000	149,885
APA Corp.
6.10%, 02/15/2035	200,000	203,043
BP Capital Markets America, Inc.
4.87%, 11/25/2029	132,000	132,472
California Resources Corp.
7.25%, 01/15/2035 (A)	315,000	311,245
Crescent Energy Finance LLC
7.38%, 01/15/2033 (A)	150,000	150,677
7.63%, 04/01/2032 (A)	193,000	195,036
7.88%, 04/15/2032 (A)	40,000	40,735
DBR Land Holdings LLC
6.25%, 12/01/2030 (A)	255,000	257,190
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/2034 (A)	135,000	135,650
7.38%, 06/30/2033 (A)	270,000	276,116
Devon Energy Corp.
5.40%, 02/15/2035 (A)	65,000	64,001
Diamondback Energy, Inc.
5.40%, 04/18/2034	204,000	203,361
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (D)	193,983	171,768
Enbridge, Inc.
4.60%, 06/20/2028	29,000	28,946
Energy Transfer LP
4.95%, 05/15/2028	178,000	178,557
5.35%, 05/15/2045	49,000	42,822
Fixed until 10/15/2036, 6.70% (E), 01/15/2057	1,500,000	1,477,824
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
4.60%, 01/15/2031	$ 36,000	$ 35,607
Esentia Energy Development SAB de CV
6.50%, 07/30/2038 (A)	200,000	191,050
Excelerate Energy LP
8.00%, 05/15/2030 (A)	270,000	282,874
Expand Energy Corp.
4.75%, 02/01/2032	74,000	71,718
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (D)	254,673	206,564
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	400,000	398,952
8.00%, 05/15/2033	15,000	15,605
GNL Quintero SA
4.63%, 07/31/2029 (D)	141,280	140,163
Green Palm Bidco SARL
6.46%, 06/30/2046 (A)	200,000	194,689
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (D)	200,000	198,724
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	395,000	404,988
HF Sinclair Corp.
5.00%, 02/01/2028	34,000	33,963
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (A)	133,000	129,649
6.25%, 04/15/2032 (A)	50,000	48,538
7.25%, 02/15/2035 (A)	255,000	252,917
Howard Midstream Energy Partners LLC
6.63%, 01/15/2035 (A)	82,000	81,955
7.38%, 07/15/2032 (A)	300,000	310,099
Indika Energy Tbk. PT
8.75%, 05/07/2029 (D)	250,000	254,485
ITT Holdings LLC
6.50%, 08/01/2029 (A)	445,000	440,000
KazMunayGas National Co. JSC
3.50%, 04/14/2033 (D)	200,000	177,488
6.38%, 10/24/2048 (D)	200,000	192,379
Kinder Morgan, Inc.
5.40%, 02/01/2034	442,000	443,311
Mongolian Mining Corp.
8.44%, 04/03/2030 (D)	200,000	203,535
MPLX LP
4.80%, 02/15/2031	53,000	52,321
5.30%, 04/01/2036	33,000	31,946
Murphy Oil Corp.
6.50%, 02/15/2034	255,000	252,155
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029 (A)	95,000	97,383
8.38%, 02/15/2032 (A)	250,000	259,972
Northern Oil & Gas, Inc.
7.88%, 10/15/2033 (A)	295,000	295,211
Occidental Petroleum Corp.
6.45%, 09/15/2036	40,000	42,101
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
4.75%, 10/15/2031	$ 98,000	$ 95,945
ORLEN SA
6.00%, 01/30/2035 (D)	200,000	204,366
Pertamina Hulu Energi PT
5.25%, 05/21/2030 (A)	200,000	198,160
Petroleos Mexicanos
10.00%, 02/07/2033	727,000	839,314
Rio Grande LNG LLC
5.75%, 06/30/2036 (A)	95,000	92,243
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	200,000	177,094
Shell Finance U.S., Inc.
4.13%, 11/06/2030	39,000	38,059
SM Energy Co.
6.63%, 04/15/2034 (A)	140,000	139,136
8.63%, 11/01/2030 (A)	133,000	139,615
Sunoco LP
5.88%, 03/15/2034 (A)	380,000	371,925
Talos Production, Inc.
8.00%, 07/15/2034 (A)	122,000	123,197
9.38%, 02/01/2031 (A)	181,000	190,832
Thaioil Treasury Center Co. Ltd.
Fixed until 01/15/2031 (F), 6.10% (A)(E)	200,000	194,018
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	52,000	50,785
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (D)	80,000	79,217
Valaris Ltd.
8.38%, 04/30/2030 (A)	250,000	258,825
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036 (A)	190,000	187,781
Venture Global LNG, Inc.
6.38%, 12/15/2034 (A)	165,000	160,697
6.63%, 06/15/2036 (A)	210,000	205,813
8.38%, 06/01/2031 (A)	251,000	259,483
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	282,000	312,527
Western Midstream Operating LP
5.50%, 12/15/2035	27,000	26,277
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029 (A)	206,000	212,221
Williams Cos., Inc.
3.75%, 06/15/2027	89,000	88,449
Woodside Finance Ltd.
5.40%, 05/19/2030	111,000	111,962
		14,517,611
Paper & Forest Products - 0.2%
Inversiones CMPC SA
6.13%, 02/26/2034 (A)	200,000	196,422
Suzano Netherlands BV
5.50%, 01/15/2036	350,000	333,804
		530,226
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.1%
Air Canada
3.88%, 08/15/2026 (A)	$ 165,000	$ 164,804
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	14,543	13,185
Southwest Airlines Co.
5.25%, 11/15/2035	58,000	54,983
WestJet An Alberta Partnership
8.00%, 02/14/2031 (A)	147,765	145,550
		378,522
Personal Care Products - 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/2029 (A)	360,000	346,409
Kenvue, Inc.
4.85%, 05/22/2032	52,000	51,683
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032 (C)	320,000	304,023
Prestige Brands, Inc.
6.25%, 07/15/2034 (A)	247,000	247,698
Procter & Gamble Co.
2.85%, 08/11/2027	236,000	232,702
3.95%, 01/26/2028	79,000	78,591
		1,261,106
Pharmaceuticals - 0.8%
AbbVie, Inc.
3.20%, 11/21/2029	327,000	311,705
4.40%, 03/15/2033	63,000	60,714
4.95%, 03/15/2031	60,000	60,276
Astrazeneca Finance LLC
4.85%, 02/26/2029	98,000	98,623
4.88%, 03/03/2028	79,000	79,513
4.90%, 03/03/2030	79,000	79,498
Becton Dickinson & Co.
4.30%, 08/22/2032	60,000	57,526
4.69%, 02/13/2028	74,000	74,046
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	189,000	195,789
Cardinal Health, Inc.
4.50%, 09/15/2030	36,000	35,405
Cencora, Inc.
5.13%, 02/15/2034	25,000	24,662
CVS Health Corp.
5.13%, 07/20/2045	172,000	149,482
5.55%, 06/01/2031	101,000	103,038
Eli Lilly & Co.
4.15%, 05/20/2029	29,000	28,725
4.75%, 02/12/2030	55,000	55,150
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	52,000	51,644
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)	271,000	252,027
7.75%, 05/01/2033 (A)	236,000	237,496
McKesson Corp.
4.95%, 05/30/2032	91,000	90,771
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
4.30%, 05/17/2030	$ 116,000	$ 114,355
Novartis Capital Corp.
4.40%, 03/18/2031	95,000	93,400
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	60,000	58,570
5.11%, 05/19/2043	41,000	37,411
Pfizer, Inc.
3.88%, 11/15/2027	61,000	60,645
		2,410,471
Real Estate Management & Development - 1.1%
Aldar Investment Properties Sukuk Ltd.
5.25%, 03/25/2035 (D)	200,000	191,143
CBRE Services, Inc.
4.90%, 01/15/2033	38,000	36,967
Corp. Inmobiliaria Vesta SAB de CV
5.50%, 01/30/2033 (A)	200,000	190,486
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	85,000	84,999
Elect Global Investments Ltd.
(F)4.85%, 08/31/2026 (D)	200,000	148,937
Fixed until 09/11/2030 (F), 7.20% (D)(E)	200,000	209,530
Emaar Sukuk Ltd.
3.88%, 09/17/2029 (D)	400,000	385,408
GLP China Holdings Ltd.
7.75%, 04/30/2029 (D)	200,000	180,391
GLP Pte. Ltd.
Fixed until 06/29/2027 (F), 4.60% (D)(E)	240,000	132,865
9.75%, 05/20/2028 (D)	260,000	235,612
Greentown China Holdings Ltd.
8.45%, 02/24/2028 (D)	300,000	303,860
Greystar Real Estate Partners LLC
7.75%, 09/01/2030 (A)	190,000	196,666
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (D)	250,000	240,794
NWD MTN Ltd.
8.63%, 02/08/2028 (D)	350,000	338,181
PCPD Capital Ltd.
7.50%, 05/15/2029	200,000	198,970
		3,074,809
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology, Inc.
5.88%, 10/01/2033 (A)	240,000	233,451
Broadcom, Inc.
2.45%, 02/15/2031	204,000	181,596
3.19%, 11/15/2036	6,000	4,773
4.90%, 07/15/2032	48,000	46,920
Entegris, Inc.
5.95%, 06/15/2030 (A)	250,000	250,083
Foundry JV Holdco LLC
6.30%, 01/25/2039 (A)	200,000	204,916
Intel Corp.
4.15%, 08/05/2032	48,000	45,170
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
4.75%, 05/20/2032	$ 37,000	$ 36,548
SK Hynix, Inc.
2.38%, 01/19/2031 (D)	400,000	358,440
Texas Instruments, Inc.
4.60%, 02/15/2028 (C)	166,000	166,304
		1,528,201
Software - 0.7%
AthenaHealth Group, Inc.
6.50%, 02/15/2030 (A)	211,000	203,526
CoreWeave, Inc.
9.63%, 07/15/2032 (A)	155,000	138,730
9.75%, 10/01/2031 (A)	302,000	274,024
Intuit, Inc.
4.95%, 06/15/2031	50,000	49,515
OAK-Eagle Acquireco, Inc.
8.75%, 07/01/2034 (A)	340,000	358,185
Oracle Corp.
2.30%, 03/25/2028	90,000	85,747
4.45%, 09/26/2030	51,000	48,142
4.50%, 07/08/2044	50,000	35,012
5.50%, 08/03/2035	50,000	45,898
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	507,916	446,966
Roper Technologies, Inc.
4.25%, 09/15/2028	40,000	39,613
UKG, Inc.
6.88%, 02/01/2031 (A)	300,000	293,929
		2,019,287
Specialized REITs - 0.1%
Iron Mountain, Inc.
6.25%, 01/15/2035 (A)	230,000	227,105
Transportation Infrastructure - 0.4%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	141,000	120,374
Federal Express Corp. Pass-Through Trust
1.88%, 08/20/2035	29,648	25,379
FedEx Freight Holding Co., Inc.
4.30%, 03/15/2029 (A)	46,000	45,189
GXO Logistics, Inc.
6.25%, 05/06/2029	47,000	48,364
Kazakhstan Temir Zholy National Co. JSC
5.25%, 04/29/2036 (A)	200,000	189,536
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030 (A)	91,000	91,322
5.35%, 03/30/2029 (A)	25,000	25,219
6.05%, 08/01/2028 (A)	78,000	79,654
6.20%, 06/15/2030 (A)	108,000	111,790
Star Leasing Co. LLC
7.63%, 02/15/2030 (A)	216,000	210,264
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Stonepeak Nile Parent LLC
7.25%, 03/15/2032 (A)	$ 324,000	$ 333,964
		1,281,055
Total Corporate Debt Securities (Cost $151,930,501)		149,951,504
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.3%
CoBank ACB
6.75% (E), 07/01/2031 (F)	1,000,000	1,005,564
Federal Home Loan Mortgage Corp.
2.00%, 04/01/2052	1,081,032	843,628
2.50%, 01/01/2037 - 05/01/2052	3,856,310	3,255,989
3.00%, 07/01/2052 - 09/01/2052	3,580,274	3,061,467
5.00%, 06/01/2055	1,380,810	1,333,844
5.50%, 08/01/2053 - 08/01/2056	5,638,127	5,594,283
6.00%, 02/01/2054	537,809	544,170
Federal National Mortgage Association
2.50%, 04/01/2037 - 07/01/2052	10,494,904	8,715,533
4.50%, 05/01/2053 - 07/01/2053	2,689,067	2,537,452
5.00%, 03/01/2054 - 12/01/2055	2,469,383	2,389,423
5.50%, 09/01/2053 - 09/01/2055	2,553,322	2,534,335
Government National Mortgage Association
2.50%, 07/20/2051	1,077,631	900,331
3.00%, 09/20/2051 - 02/20/2052	3,220,002	2,797,329
4.50%, 03/20/2056	1,040,985	976,217
5.50%, 02/20/2055	1,410,296	1,404,781
Total U.S. Government Agency Obligations (Cost $38,170,399)		37,894,346
LOAN ASSIGNMENTS - 10.0%
Aerospace & Defense - 0.2%
Fastener Distribution Holdings LLC
Delayed Draw Term Loan, TBD, 07/23/2033 (J)(K)	11,619	11,604
Term Loan B, TBD, 07/23/2033 (J)(K)	50,832	50,769

Phoenix Aviation Capital LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (E), 10/28/2030	216,796	216,186
TransDigm, Inc.
Term Loan M, 1-Month Term SOFR + 2.50%, 6.23% (E), 08/19/2032	163,476	163,718
Term Loan N, 1-Month Term SOFR + 2.50%, 6.23% (E), 02/13/2033	94,104	94,194
		536,471
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Automobile Components - 0.1%
American Axle & Manufacturing, Inc. Term Loan C, 1-Month Term SOFR + 3.25%, 3-Month Term SOFR + 3.25%, 6.92% (E), 02/03/2033	$ 167,877	$ 168,507
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 01/28/2032	99,900	100,025
First Brands Group LLC
Term Loan, 1-Month Term SOFR + 7.00%, 10.76% (E), 03/30/2027 (G)(H)	85,454	70
Term Loan B, 1-Month Term SOFR -1.00%, 2.67% (E), 06/29/2027	247,098	618

IXS Holdings, Inc. Repriced Term Loan B, 3-Month Term SOFR + 5.50%, 9.32% (E), 09/05/2029	99,448	99,034
Stonepeak Motion Finco LLC Term Loan B, TBD, 06/24/2033 (J)(K)	71,754	71,694
		439,948
Banks - 0.1%
Ascensus Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (E), 11/25/2032	131,543	128,665
Chrysaor Bidco SARL Term Loan B, 3-Month Term SOFR + 3.00%, 6.76% (E), 10/30/2031	98,926	99,235
		227,900
Beverages - 0.1%
Pegasus BidCo BV Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (E), 07/12/2032	169,744	169,903
Biotechnology - 0.0% *
Grifols Worldwide Operations USA, Inc. Term Loan B, 6-Month Term SOFR + 2.50%, 6.19% (E), 04/14/2033	63,404	63,472
Building Products - 0.2%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (E), 09/08/2032	99,169	99,218
Groundworks LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.22% (E), 03/14/2031	176,958	177,179
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 6.98% (E), 12/22/2031 (K)	$ 152,257	$ 152,828
Quikrete Holdings, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 5.98% (E), 04/14/2031	203,343	203,459
		632,684
Capital Markets - 0.2%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (E), 09/30/2031	182,359	144,246
NEXUS Buyer LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.23% (E), 07/31/2031	334,461	323,777
		468,023
Chemicals - 0.1%
BASF Coatings Term Loan B, 3-Month Term SOFR + 3.50%, 7.24% (E), 06/29/2033	31,973	32,106
Nouryon Finance BV Term Loan B, 3-Month Term SOFR + 3.50%, 7.23% (E), 07/08/2031	247,403	247,197
SCIH Salt Holdings, Inc. Term Loan B, TBD, 07/30/2031 (J)(K)	132,283	131,498
		410,801
Commercial Services & Supplies - 1.4%
Action Environmental Group, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.73% (E), 10/24/2030	206,679	204,871
Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (E), 08/20/2032	209,179	209,712
Camelot U.S. Acquisition LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (E), 01/31/2031	140,000	130,165
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 10/01/2031	204,545	204,289
EnergySolutions LLC Term Loan B, TBD, 07/23/2033 (J)(K)	41,415	41,433
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.51% (E), 02/01/2029	169,561	169,349
GFL Environmental, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.16% (E), 03/03/2032	196,915	197,038
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Groupe Solmax, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 8.60% (E), 05/29/2028	$ 203,478	$ 187,163
Herc Holdings, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 5.43% (E), 06/02/2032	39,413	39,395
Hertz Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 7.57% (E), 06/30/2028	208,378	113,045
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 5.67% (E), 10/21/2030	197,475	196,699
LRS Holdings LLC Term Loan B, TBD, 07/29/2033 (J)(K)	101,672	101,418
Madison IAQ LLC Term Loan B, 6-Month Term SOFR + 1.75%, 5.47% (E), 05/06/2032	154,318	154,097
Mavis Tire Express Services Corp. Repriced Term Loan, 6-Month Term SOFR + 3.00%, 6.67% (E), 05/04/2028	231,208	230,603
Moneygram International, Inc. Term Loan B, 1-Month Term SOFR + 4.75%, 8.43% (E), 06/03/2030	186,723	125,851
Parexel International Corp. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 12/12/2031	147,229	147,487
PG Investment Co. 59 SARL Repriced Term Loan B, 3-Month Term SOFR + 2.00%, 5.73% (E), 03/26/2031 (K)	221,991	221,658
Prometric Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 7.48% (E), 06/25/2032	204,677	204,567
Reworld Holding Corp.
1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 5.99% (E), 01/15/2031	65,694	65,632
1st Lien Term Loan C, 1-Month Term SOFR + 2.25%, 5.92% (E), 01/15/2031	20,942	20,935
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.92% (E), 01/15/2031	128,549	128,509

Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.23% (E), 11/05/2032	278,324	278,463
Spring Education Group, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 6.98% (E), 10/04/2030	144,939	144,531
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

Tidal Waste & Recycling Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (E), 10/24/2031	$ 147,028	$ 147,029
United Talent Agency LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.17% (E), 06/10/2032	155,760	155,955
Wand NewCo 3, Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 01/30/2031	143,391	143,705
		3,963,599
Communications Equipment - 0.3%
Connect Finco SARL Term Loan B, 1-Month Term SOFR + 4.50%, 8.23% (E), 09/27/2029	199,397	200,095
Coral-U.S. Co-Borrower LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 7.00% (E), 01/31/2032	225,000	219,516
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.29% (E), 03/02/2029	236,036	237,478
Zayo Group Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.00%, PIK Rate 0.50%, Cash Rate 0.00%, 03/11/2030 (B)	160,749	160,905
		817,994
Construction & Engineering - 0.2%
Azuria Water Solutions, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (E), 04/25/2033	141,573	140,953
Brown Group Holding LLC Term Loan B2, 1-Month Term SOFR + 2.50%, 3-Month Term SOFR + 2.50%, 6.17% (E), 07/01/2031	129,818	130,061
Green Infrastructure Partners, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (E), 09/24/2032	114,366	114,509
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.10% (E), 06/23/2028	207,064	206,374
		591,897
Consumer Staples Distribution & Retail - 0.9%
BCPE Grill Parent Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (E), 09/30/2030	149,272	141,062
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (E), 06/29/2029	109,898	95,825
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)
EG America LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (E), 02/10/2031	$ 99,565	$ 99,855
Gulfside Supply, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.73% (E), 06/17/2031	205,209	178,092
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.57% (E), 06/06/2031	194,728	155,296
Park River Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.23% (E), 03/15/2031 (K)	153,080	152,976
Peer Holding III BV Term Loan B5B, 3-Month Term SOFR + 2.50%, 6.23% (E), 07/01/2031	170,494	170,814
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 7.98% (E), 02/03/2031	205,793	205,150
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 7.72% (E), 08/18/2032	249,373	249,685
QXO, Inc.
Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (E), 04/30/2032	150,568	150,358
Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (E), 07/01/2033	48,072	47,970

Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.58% (E), 10/16/2028	173,297	161,166
Tory Burch LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.73% (E), 04/30/2031	180,068	180,293
Whatabrands LLC
1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 08/03/2028	148,812	148,776
Term Loan B, TBD, 07/30/2033 (J)(K)	195,102	195,223

White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.23% (E), 02/10/2033	125,874	125,474
		2,458,015
Containers & Packaging - 0.6%
Altium Packaging LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 06/11/2031	154,213	147,274
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Berlin Packaging LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 6.98% (E), 06/07/2031	$ 162,944	$ 162,129
Charter NEX U.S., Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.17% (E), 11/29/2030	156,084	156,192
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 3.18%, 6.91% (E), 04/13/2029	133,538	130,283
Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (E), 04/01/2032	90,236	86,074

Graham Packaging Co., Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (E), 01/26/2033	133,126	133,081
IRIS Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 8.67% (E), 06/28/2028 (K)	120,774	113,554
SupplyOne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.23% (E), 04/21/2031	146,823	147,210
Sword Purchaser LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.73% (E), 04/11/2033	364,858	350,568
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 7.48% (E), 09/15/2028	261,679	245,259
		1,671,624
Distributors - 0.4%
Gloves Buyer, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 7.48% (E), 05/21/2032	276,087	276,433
Openlane, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.15% (E), 10/08/2032	149,250	149,250
PAI Holdco, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 7.68% (E), 10/28/2027	201,695	196,652
RelaDyne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.23% (E), 12/23/2030	282,702	280,141
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors (continued)
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 7.73% (E), 12/02/2030	$ 204,937	$ 194,477
Windsor Holdings III LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (E), 08/01/2030	130,836	130,890
		1,227,843
Electric Utilities - 0.1%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 1.75%, 5.48% (E), 09/30/2031	195,029	194,013
Pathfinder Power LLC Term Loan B, TBD, 06/22/2033 (J)(K)	127,065	126,747
		320,760
Electrical Equipment - 0.0% *
Belden, Inc. Term Loan, 1-Month Term SOFR + 2.25%, 5.98% (E), 07/01/2033	62,467	62,702
Electronic Equipment, Instruments & Components - 0.1%
LSF12 Crown U.S. Commercial Bidco LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.24% (E), 12/02/2031	188,345	188,581
Resilience Parent LLC 1st Lien Term Loan, 3-Month Term SOFR + 2.50%, 6.23% (E), 02/28/2033	179,970	179,632
		368,213
Energy Equipment & Services - 0.1%
Deep Blue Operating I LLC Term Loan, 3-Month Term SOFR + 2.25%, 5.90% (E), 10/01/2032	118,883	118,734
Goodnight Water Solutions LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.73% (E), 06/04/2029	168,370	168,581
		287,315
Financial Services - 0.5%
ACI Rover Parent LLC Term Loan B, 3-Month Term SOFR + 2.25%, 5.98% (E), 06/09/2033	38,095	38,048
Apex Group Treasury LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.15% (E), 02/27/2032	168,440	159,807
CFC Bidco Ltd. Term Loan B, 3-Month Term SOFR + 3.50%, 7.23% (E), 07/01/2032	156,289	149,061
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services (continued)
Citco Funding LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.82% (E), 01/30/2033	$ 44,169	$ 44,114
Crash Champions LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (E), 02/23/2029	255,531	247,819
CUB Financing Intermediate LLC Term Loan B, TBD, 08/05/2033 (J)(K)	44,291	44,291
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 09/15/2031	208,655	205,667
Jump Financial LLC 1st Lien Term Loan B, 3-Month Term SOFR + 3.50%, 7.23% (E), 02/26/2032	307,762	307,762
Orion U.S. Finco, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 7.26% (E), 10/08/2032	158,620	159,102
Osaic Holdings, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.23% (E), 07/30/2032	192,743	191,442
		1,547,113
Food Products - 0.1%
Froneri Lux Finco SARL Term Loan B6, 6-Month Term SOFR + 2.50%, 6.45% (E), 09/30/2032	170,263	169,248
Health Care Equipment & Supplies - 0.1%
Mckesson Medical-Surgical Top Holdings, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 5.98% (E), 06/09/2032	101,569	101,633
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 1.50%, 5.23% (E), 05/30/2033	235,364	234,448
		336,081
Health Care Providers & Services - 0.3%
Bella Holding Co. LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (E), 06/16/2033	171,392	171,178
Charlotte Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.14% (E), 06/30/2031	138,620	138,716
LifePoint Health, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 7.50% (E), 05/19/2031	279,921	266,975
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Outcomes Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (E), 05/06/2031	$ 182,268	$ 183,065
Radnet Management, Inc. Term Loan B, 3-Month Term SOFR + 2.00%, 5.66% (E), 04/18/2031	64,770	64,721
Sotera Health Holdings LLC Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (E), 05/30/2031	99,821	100,029
		924,684
Hotels, Restaurants & Leisure - 0.7%
EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (E), 03/24/2032	146,277	146,551
Gaia Purchaser, Inc. Term Loan B, TBD, 06/25/2033 (J)(K)	125,147	124,886
GBT U.S. III LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.81% (E), 07/25/2031	182,032	181,823
Herschend Entertainment Co. LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 05/27/2032	164,759	165,171
Ontario Gaming GTA LP Term Loan B, 3-Month Term SOFR + 4.25%, 7.98% (E), 08/01/2030	234,209	223,853
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 7.56% (E), 02/20/2030	212,384	212,004
SeaWorld Parks & Entertainment, Inc. Term Loan B3, 1-Month Term SOFR + 2.00%, 5.73% (E), 12/04/2031	155,580	154,413
Showtime Acquisition LLC 1st Lien Term Loan, 3-Month Term SOFR + 4.75%, 8.39% (E), 08/16/2031	70,283	69,668
TKO Worldwide Holdings LLC Term Loan B, 3-Month Term SOFR + 1.75%, 5.41% (E), 11/21/2031	86,814	86,611
Travel & Leisure Co. Repriced Term Loan, 1-Month Term SOFR + 2.00%, 5.73% (E), 12/14/2029	169,682	169,709
Turquoise Topco Ltd. Term Loan B, 3-Month Term SOFR + 3.25%, 6.98% (E), 12/30/2032	133,520	132,619
Voyager Parent LLC Repriced Term Loan B, 3-Month Term SOFR + 4.25%, 7.98% (E), 07/01/2032	242,696	242,831
		1,910,139
	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables - 0.1%
AI Aqua Merger Sub, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (E), 07/05/2033	$ 205,587	$ 205,619
Weber-Stephen Products LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.48% (E), 10/01/2032	100,901	99,913
		305,532
Insurance - 0.5%
Acrisure LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (E), 06/21/2032	133,890	120,501
Alliant Holdings Intermediate LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 09/19/2031	153,854	153,181
AmWINS Group, Inc. Term Loan B, 3-Month Term SOFR + 2.00%, 5.73% (E), 01/30/2032	139,069	137,779
Asurion LLC
2nd Lien Term Loan B4, 3-Month Term SOFR + 5.25%, 9.33% (E), 01/20/2029	139,561	138,240
Term Loan B14, 3-Month Term SOFR + 3.75%, 7.57% (E), 02/23/2033	366,781	343,491

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.50%, 6.23% (E), 06/13/2031	172,781	169,793
HUB International Ltd. Term Loan B, 3-Month Term SOFR + 2.25%, 5.98% (E), 06/20/2030	123,915	123,949
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 07/31/2031	172,050	170,813
Truist Insurance Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (E), 05/06/2031	172,986	169,958
		1,527,705
Internet & Catalog Retail - 0.1%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 2.25%, 6.07% (E), 11/08/2032	263,201	263,710
IT Services - 0.3%
Clover Holdings 2 LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.43% (E), 12/09/2031	165,164	161,448
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Nielsen Consumer, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 2.25%, 5.98% (E), 10/31/2030	$ 131,079	$ 128,457
Peraton Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 7.67% (E), 02/01/2028	149,231	135,576
Trio Bidco, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 7.73% (E), 10/29/2032	173,218	170,909
Verifone Systems, Inc. Term Loan, 3-Month Term SOFR + 5.50%, 9.58% (E), 08/18/2028	255,704	241,920
		838,310
Machinery - 0.3%
CD&R Hydra Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 7.83% (E), 03/25/2031	242,552	243,310
TK Elevator Midco GmbH Term Loan B, 6-Month Term SOFR + 2.75%, 6.70% (E), 04/30/2030	212,444	213,187
Victory Buyer LLC Term Loan B, 1-Month Term SOFR + 3.00%, 6.73% (E), 02/14/2033	145,426	145,910
WEC U.S. Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.00%, 5.65% (E), 01/27/2031	210,042	209,707
		812,114
Media - 0.2%
Discovery Global Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 06/03/2033	160,201	160,201
Neptune Bidco U.S., Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.86% (E), 02/03/2033 (K)	323,946	321,877
Nexstar Media, Inc. Term Loan B7, 1-Month Term SOFR + 2.75%, 6.48% (E), 03/18/2033	231,061	230,739
		712,817
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc. Repriced Term Loan, 1-Month Term SOFR + 2.50%, 6.23% (E), 12/10/2030	176,571	176,019
TPG RE Finance Trust, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (E), 05/16/2033	63,508	63,429
		239,448
	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.3%
Crescent Midstream Operating LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.40% (E), 02/18/2033	$ 194,990	$ 195,599
M6 ETX Holdings II Midco LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (E), 04/01/2032	211,551	212,213
Third Coast Infrastructure LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (E), 09/25/2030	281,486	283,245
Traverse Midstream Partners LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.04% (E), 07/14/2033	77,080	76,984
		768,041
Passenger Airlines - 0.3%
American Airlines, Inc.
1st Lien Term Loan B, 6-Month Term SOFR + 2.25%, 5.94% (E), 02/15/2028	155,152	154,020
Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (E), 05/28/2032	302,326	302,110

United Airlines, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 5.48% (E), 02/22/2031	206,995	206,064
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (E), 02/14/2031	272,367	260,395
		922,589
Personal Care Products - 0.1%
Opal Bidco SAS Term Loan B, 3-Month Term SOFR + 2.50%, 6.23% (E), 04/28/2032	190,369	190,686
Prestige Brands, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 0.25% (E), 06/13/2033	34,421	34,516
		225,202
Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.73% (E), 08/02/2032	145,172	145,475
Covetrus, Inc. Term Loan, 3-Month Term SOFR + 5.00%, 8.73% (E), 10/13/2029	266,024	257,616
		403,091
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 0.1%
Cushman & Wakefield U.S. Borrower LLC Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (E), 06/13/2033	$ 100,219	$ 100,282
Greystar Real Estate Partners LLC Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (E), 08/21/2030	99,249	99,125
		199,407
Software - 0.4%
Athenahealth Group, Inc. Term Loan B, TBD, 02/16/2032 (J)(K)	79,634	78,971
Boxer Parent Co., Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (E), 07/30/2031	158,364	143,869
Cloud Software Group, Inc.
Term Loan B, 3-Month Term SOFR + 3.25%, 6.98% (E), 03/21/2031	155,769	140,898
Term Loan B, 3-Month Term SOFR + 3.25%, 6.98% (E), 08/13/2032	69,964	62,408
Coreweave Financing DDTL V LLC
1st Lien Delayed Draw Term Loan, TBD, 09/30/2031 (J)(K)	118,653	118,653
Delayed Draw Term Loan, 1-Month Term SOFR + 4.50%, 8.12% (E), 11/17/2031	11,549	11,596

Electronic Arts, Inc. Term Loan B, TBD, 03/24/2033 (J)(K)	132,940	133,637
Storable Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.98% (E), 04/16/2031	142,060	112,701
UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 6.07% (E), 02/10/2031	167,680	160,742
VS Buyer LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.07% (E), 04/12/2031	103,094	99,099
		1,062,574
Textiles, Apparel & Luxury Goods - 0.2%
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (E), 12/21/2028	143,047	143,190
Beach Acquisition Bidco LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.48% (E), 09/12/2032	159,407	160,038
Varsity Brands, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.48% (E), 08/26/2031	243,312	243,160
		546,388
	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure - 0.1%
Stonepeak Nile Parent LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.66% (E), 04/09/2032	$ 164,241	$ 163,728
Total Loan Assignments (Cost $29,349,427)		28,597,085
ASSET-BACKED SECURITIES - 7.5%
AGL CLO 23 Ltd.
Series 2022-23A, Class D2R, 3-Month Term SOFR + 3.65%, 7.38% (E), 04/20/2038 (A)	2,000,000	1,887,532
Allegro CLO XV Ltd.
Series 2022-1A, Class D2R, 3-Month Term SOFR + 4.00%, 7.73% (E), 04/20/2038 (A)	2,000,000	1,914,544
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 5.00%, 8.73% (E), 04/22/2035 (A)	800,000	770,462
BlueMountain CLO XXXIII Ltd.
Series 2021-33A, Class D1R, 3-Month Term SOFR + 3.75%, 7.48% (E), 10/20/2038 (A)	915,000	922,552
Canyon Capital CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 4.00%, 7.75% (E), 04/15/2038 (A)	2,000,000	1,956,546
Dryden 87 CLO Ltd.
Series 2021-87A, Class D2R, 3-Month Term SOFR + 4.35%, 7.99% (E), 08/20/2038 (A)	1,000,000	997,392
Dryden 95 CLO Ltd.
Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 6.69% (E), 08/20/2034 (A)	2,125,000	2,114,233
LCM 41 Ltd.
Series 41A, Class D1R, 3-Month Term SOFR + 3.60%, 7.35% (E), 04/15/2036 (A)	2,150,000	2,094,459
Madison Park Funding XXXV Ltd.
Series 2019-35A, Class D2R2, 3-Month Term SOFR + 4.00%, 7.73% (E), 02/13/2039 (A)	1,250,000	1,222,114
Sculptor CLO XXX Ltd.
Series 30A, Class D2R, 3-Month Term SOFR + 4.60%, 8.33% (E), 07/20/2038 (A)	3,750,000	3,686,764
Sculptor CLO XXXVI Ltd.
Series 36A, Class D2, 3-Month Term SOFR + 4.15%, 7.99% (E), 01/30/2039 (A)	1,400,000	1,405,003
Sound Point CLO 35 Ltd.
Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 7.66% (E), 04/26/2038 (A)	2,300,000	2,252,365
Total Asset-Backed Securities (Cost $21,673,882)		21,223,966
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury - 5.7%
U.S. Treasury Bonds
4.13%, 08/15/2044	$ 4,500,000	$ 3,907,441
U.S. Treasury Notes
3.75%, 04/15/2028 - 08/31/2031	1,218,000	1,206,456
3.88%, 07/31/2030 - 08/31/2032	755,000	735,703
4.00%, 07/31/2032 - 11/15/2035	753,000	728,230
4.13%, 07/15/2029	33,000	32,814
4.25%, 07/31/2028 - 08/15/2035	8,042,000	8,037,854
4.38%, 05/15/2034 - 05/15/2036	1,149,000	1,129,448
4.50%, 05/31/2029	337,100	338,575
Total U.S. Government Obligations (Cost $16,711,020)		16,116,521
FOREIGN GOVERNMENT OBLIGATIONS - 4.6%
Argentina - 0.4%
Argentina Republic Government International Bonds
4.13% (I), 07/09/2035	1,300,000	1,027,650
Bahamas - 0.5%
Bahamas Government International Bonds
8.25%, 06/24/2036 (D)	1,300,000	1,436,071
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 7,000,000	1,209,126
Canada - 0.0% *
Province of British Columbia
4.20%, 07/06/2033	$ 61,000	58,915
Colombia - 0.4%
Colombia TES
11.75%, 01/24/2035	COP 3,850,000,000	1,189,396
Cote d'Ivoire - 0.5%
Ivory Coast Government International Bonds
8.08%, 04/01/2036 (D)	$ 450,000	480,068
8.25%, 01/30/2037 (D)	900,000	968,383
		1,448,451
Hungary - 0.9%
Hungary Government Bonds
6.75%, 07/23/2031	HUF 500,000,000	1,660,010
7.00%, 10/24/2035	220,000,000	763,944
		2,423,954
Mexico - 0.5%
Mexico Bonos
8.00%, 02/21/2036	MXN 22,000,000	1,175,103

Mexico Government International Bonds
5.38%, 03/22/2033	$ 200,000	192,460
		1,367,563
Mongolia - 0.1%
City of Ulaanbaatar
7.75%, 08/21/2027 (D)	200,000	202,906

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mongolia (continued)

Development Bank of Mongolia LLC
8.50%, 07/03/2028 (D)	$ 200,000	$ 207,427
		410,333
Philippines - 0.1%
Philippines Government International Bonds
5.33%, 06/24/2036	200,000	195,750
Republic of South Africa - 0.4%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 19,000,000	1,148,803
Sri Lanka - 0.1%
Sri Lanka Government International Bonds
3.60% (I), 06/15/2035 - 02/15/2038 (A)	$ 325,000	303,999
Supranational - 0.3%
Africa Finance Corp.
5.55%, 10/08/2029 (A)	200,000	201,200

African Export-Import Bank
3.80%, 05/17/2031 (D)	200,000	181,242
7.13%, 07/23/2036 (A)	200,000	200,150

Asian Development Bank
1.88%, 01/24/2030	89,000	81,900

Inter-American Development Bank
4.00%, 01/12/2028	85,000	84,578
		749,070
Total Foreign Government Obligations (Cost $12,669,178)		12,969,081

	Shares	Value
PREFERRED STOCKS - 1.3%
Automobiles - 0.1%
Ford Motor Co.,
6.20% (C)	20,778	423,664
Banks - 0.4%
Customers Bancorp, Inc.,
5.38%	48,886	1,097,002
Financial Services - 0.0% *
Corebridge Financial, Inc.,
6.38%	872	19,271
Insurance - 0.7%
Aspen Insurance Holdings Ltd.,
7.00%	49,896	1,186,527
Brighthouse Financial, Inc.,
6.25%	44,102	693,283
		1,879,810
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.,
Series 19-A, 3-Month LIBOR + 4.01%, 8.86% (E)(H)	10,513	270,289
Total Preferred Stocks (Cost $3,944,612)		3,690,036
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS - 0.0% *
Energy Equipment & Services - 0.0%
Hi Crush Remainco (H)(L)(M)(N)(O)	78	$ 0
Hotels, Restaurants & Leisure - 0.0% *
Aimbridge Acquisition Co., Inc. (H)	1,345	51,558
Total Common Stocks (Cost $91,405)		51,558
SHORT-TERM INVESTMENT COMPANY - 3.3%
Money Market Fund - 3.3%
State Street Institutional U.S. Government Money Market Fund, 3.62% (P)	9,273,739	9,273,739
Total Short-Term Investment Company (Cost $9,273,739)		9,273,739

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bills 3.69% (P), 09/01/2026	$ 700,000	697,956
Total Short-Term U.S. Government Obligation (Cost $697,841)		697,956

	Shares	Value
OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (P)	5,216,970	$ 5,216,970
Total Other Investment Company (Cost $5,216,970)		5,216,970
Total Investments (Cost $289,728,974)		285,682,762
Net Other Assets (Liabilities) - (0.4)%		(1,108,067)
Net Assets - 100.0%		$ 284,574,695
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	222	09/21/2026	$24,562,768	$24,354,094	$—	$(208,674)
30-Year U.S. Treasury Bonds	81	09/21/2026	8,907,668	8,773,312	—	(134,356)
U.S. Treasury Ultra Bonds	150	09/21/2026	16,633,533	16,453,125	—	(180,408)
Total					$—	$(523,438)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	(200)	09/21/2026	$(21,714,260)	$(21,600,000)	$114,260	$—
Total Futures Contracts					$114,260	$(523,438)
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (Q)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$149,951,504	$—	$149,951,504
U.S. Government Agency Obligations	—	37,894,346	—	37,894,346
Loan Assignments	—	28,597,085	—	28,597,085
Asset-Backed Securities	—	21,223,966	—	21,223,966
U.S. Government Obligations	—	16,116,521	—	16,116,521
Foreign Government Obligations	—	12,969,081	—	12,969,081
Preferred Stocks	2,593,034	1,097,002	—	3,690,036
Common Stocks	—	51,558	0	51,558
Short-Term Investment Company	9,273,739	—	—	9,273,739
Short-Term U.S. Government Obligation	—	697,956	—	697,956
Other Investment Company	5,216,970	—	—	5,216,970
Total Investments	$17,083,743	$268,599,019	$0	$285,682,762
Other Financial Instruments
Futures Contracts (S)	$114,260	$—	$—	$114,260
Total Other Financial Instruments	$114,260	$—	$—	$114,260
LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(523,438)	$—	$—	$(523,438)
Total Other Financial Instruments	$(523,438)	$—	$—	$(523,438)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $97,997,870, representing 34.4% of the
Fund's net assets.

(B)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $5,352,300, collateralized by cash collateral of $5,216,970 and non-cash collateral, such as U.S. government securities of $248,328. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the total value of the Regulation S securities is $21,933,900, representing 7.7%
of the Fund's net assets.

(E)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2026, the value of this security is
$640,150, representing 0.2% of the Fund's net assets.

(H)	Non-income producing security.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2026; the maturity date disclosed is the ultimate maturity date.
(J)	All or a portion of the security represents an unsettled loan commitment at July 31, 2026 where the rate will be determined at time of settlement.
(K)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(L)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2026, the
total value of the securities is $0, representing 0.0% of the Fund’s net assets.

Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(M)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(N)	Restricted security. At July 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Hi Crush Remainco	10/08/2020 - 11/02/2021	$473,091	$0	0.0%

(O)	Security deemed worthless.
(P)	Rate disclosed reflects the yield at July 31, 2026.
(Q)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(R)	Level 3 security was not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungary Forint
MXN	Mexico Peso
ZAR	South African Rand
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Co.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Strategic Income

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Strategic Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
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NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
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